Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable
	Interest Rate	Term	March 31, 2019	December 31, 2018
Notes payable	0%	.6 years	$34,346	$37,493

	Interest Rates	Term	December 31, 2018	December 31, 2017
Notes payable	0% - 6%	.7 –.8 years	$37,493	$549,936